CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Customer Deposits
SCHEDULE OF CUSTOMER DEPOSITS
	As of December 31,
	2022	2021
Customer deposits	$289,487	$273,581
Unexpired product coupons	73,531	6,108
Total	$363,018	$279,689